Intangible Assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, net [Abstract]
Intangible Assets
The following table shows the Company’s intangible assets by major asset classes as of December 31, 2024 and June 30, 2025:

	Period Ended
	December 31, 2024	June 30, 2025
Brand	$279,173	$301,909
Customer relationship	10,304,898	11,359,164
Order backlog	8,409,416	8,677,684
Favorable contract	270,467	273,554
Licenses, software	41,791	59,389
Concessions	17,858	—
Intangible assets, net	$19,323,603	$20,671,700

The following table reflects the gross carrying amount and accumulated amortization as of June 30, 2025:

	Gross carrying amount	Accumulated amortization	Net carrying amount
Brand	$315,035	$(13,126)	$301,909
Customer relationship	11,610,730	(251,566)	11,359,164
Order backlog	9,524,392	(846,708)	8,677,684
Favorable contract	306,789	(33,235)	273,554
Licenses, software	67,083	(7,694)	59,389
Total intangible assets	$21,824,029	$(1,152,329)	$20,671,700